Debt - Deferred financing costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Amortization of Debt Issuance Costs and Discounts	$ 12.0	$ 11.4	$ 7.2